DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 401
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following brief description of the Hanesbrands LLC Retirement Savings Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan covering eligible salaried and hourly employees of Hanesbrands LLC (“Hanesbrands” or the “Company”) who are not covered by a collective bargaining agreement that does not provide for their participation in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Fidelity Management Trust Company provided trustee services for the Plan while Fidelity Investments Institutional Operations Company, Inc. provided recordkeeping services for the Plan. References to the "Trust" within this filing refer to the Hanesbrands LLC Retirement Savings Plan Trust.
On December 29, 2022, the SECURE 2.0 Act of 2022 (“SECURE 2.0”) became law. SECURE 2.0 makes various changes applicable to tax qualified retirement plans. Plan management is evaluating the impact of SECURE 2.0 and awaiting additional regulatory guidance from the IRS and the Department of Labor. The Plan will be amended to reflect any changes made in response to SECURE 2.0 prior to the deadline set by law or applicable regulations.
Contributions
Eligible employees can contribute between 1% and 50% of their pre-tax eligible compensation, as defined in the Plan document. All eligible employees are deemed to have elected to have 4% of their pre-tax compensation deferred into the Plan (6% for eligible employees hired on or after February 1, 2025), unless they make an affirmative election to change or cease deferrals. The deferral contribution percentage of participants who are automatically enrolled is increased by 1% each year thereafter, up to a maximum of 6% of eligible pre-tax compensation (10% of eligible pre-tax compensation on and after February 1, 2025); except that the deferral percentage of such an employee who becomes a participant during the last three months of the year will not increase until the second plan year following the employee’s participation date. Catch-up contributions are also permitted. Contributions and catch-up contributions are subject to certain limitations under the Internal Revenue Code (“IRC”). Although employees were previously permitted to make after-tax contributions to certain predecessors to the Plan, this is no longer permitted and was not permitted during the periods presented.
Effective January 1, 2025, the Company set the matching contribution at 6%, which will be made on a pay period basis, and discontinued the discretionary matching contribution. Prior to that date, the Company made matching contributions, on a quarterly basis, equal to 100% of the portion of a participant's contributions that did not exceed 4% of a participant's eligible compensation. The Company could also make additional discretionary matching contributions of 0-2% on a quarterly basis. For the years ended December 31, 2025 and 2024, the total matching contribution by the Company was $8,039,210 and $10,490,958, respectively.
For the years ended December 31, 2025 and 2024, $720,808 and $1,253,803 of forfeitures, respectively, were used to offset Company contributions, which includes $133,993 of forfeited balances outstanding as of December 31, 2024 that were used to offset the Company's contribution receivable to the Plan for the fourth quarter 2024 that was paid in the first quarter of 2025.
Participant Accounts
Individual accounts are maintained for each of the Plan’s participants to reflect Company contributions, the participant’s contributions and any rollover contributions, as well as the participant’s related share of the Plan’s income and losses, benefit payments and certain related administrative expenses. Allocations of income and losses are made within each separate investment fund in proportion to each participant’s investment in those funds. Allocations of certain related administrative expenses are made based on the proportion that each participant’s account balance has to the total of all participants’ account balances.
Vesting
Participants’ contributions are 100% vested at all times. Company contributions vest based on years of service with a two-year cliff vesting schedule for matching contributions and a five-year graded vesting schedule for discretionary annual
Company contributions and union replacement contributions. Discretionary annual Company contributions, union replacement contributions and matching contributions will be 100% vested in the case of termination due to death, disability or normal retirement without regard to years of service. Effective January 1, 2025, active employees and those who terminated on or after December 31, 2023 were fully vested in any unvested discretionary annual company contribution.
Investment Options
Participants may direct their total account balances among the various investment options currently available through the Plan in 1% increments and may change their investment elections at any time. Effective December 1, 2025, the Company was acquired by Gildan Activewear, Inc. ("Gildan"). Hanesbrands LLC filed an amended Form S-8 on December 1, 2025 to deregister the shares of Hanesbrands Inc. ("HBI") stock that were held by the HBI Stock Fund offered as an investment option under the Plan. At the same time, Gildan filed a Form S-8 to register 1,000,000 shares of Gildan stock for the Gildan Stock Fund that is now offered as an investment option under the Plan. All shares of HBI stock were converted to Gildan stock based on the same formula used for shareholders outside of the Plan. Effective February 8, 2024, Fiduciary Counselors was appointed as the named independent fiduciary of the HBI Stock Fund and now the Gildan Stock Fund, which is the investment option available under the Plan that holds shares of Gildan common stock.
Forfeitures
If a participant terminates employment for reasons other than death, disability or normal retirement age before amounts received as Company contributions are fully vested, the unvested amounts shall be forfeited. Forfeited balances shall first be allocated to participants who are re-employed and are entitled to reinstatement of portions of their Company contributions that were forfeited previously and then the remainder, if any, may be used to reduce future Company contributions or pay administrative expenses of the Plan.
All unallocated forfeited balances as of December 31, 2025 and 2024 were allocated as described above under Contributions.
Benefit Payments
Upon termination of service due to death, disability, retirement, resignation or dismissal, distribution of the vested balance in the participant’s accounts will be made to the participant or, in the case of the participant’s death, to his or her beneficiary by a lump-sum payment or partial distribution in cash (or stock, if elected, for amounts invested in the Gildan Stock Fund).
Participants may withdraw all or a portion of their vested account balances, provided they have attained age 59-1/2; participants may also withdraw their after-tax contributions (other than Roth contributions) at any time. Participants who have an immediate and substantial financial need may take a hardship withdrawal from certain balances in their accounts, subject to certain limitations defined in the Plan document.
Notes Receivable from Participants
Participants may borrow from their accounts a minimum of $500 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. The participant must secure the loan by a pledge against his or her vested Plan accounts. The participant must sign a promissory note for the loan. The loan period cannot exceed five years, unless the proceeds of the loan are used to purchase a primary residence, in which case the loan period shall not exceed ten years. The loan will bear interest at the prevailing prime rate when the loan is issued. The interest rates for the outstanding loans ranged from 3.25% to 9.25% at December 31, 2025 and 3.25% to 9.50% at December 31, 2024. Principal and interest is paid through payroll deductions.
Notes receivable from participants are measured at their unpaid balance plus any accrued but unpaid interest. Delinquent loans are reclassified as distributions based upon the terms of the Plan document.